Investments Accounted for Using the Equity Method - Summary of Key Items Which Have Not Been Audited (Details) - Associates and joint ventures € in Millions	6 Months Ended
	Jun. 30, 2025 EUR (€)
Disclosure of transactions between related parties [line items]
Net Sales and Other Revenues	€ 887	[1]
Net Income	24	[1]
Other Comprehensive Income	(1)
Comprehensive Income	23
Non-current assets	16,179
Current assets	2,937
Total assets	19,116
Equity attributable to equity holders of OPAL JV Co	5,754
Equity attributable to non-controlling interests	541
Total equity	6,295
Non Current Liabilities	11,039
Current Liabilities	1,782
Total liabilities	12,821
Total equity and liabilities	€ 19,116

[1]	With effect from May 1, 2025, OPAL JV Co is accounted for using the equity method following the loss of control of Opella by Sanofi on April 30, 2025.